UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-23344 and 811-23343

Name of Fund:	BlackRock Funds VI
BlackRock CoreAlpha Bond Fund

Master Investment Portfolio II
CoreAlpha Bond Master Portfolio

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds VI and Master Investment Portfolio II, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code:  (800) 537-4942

Date of fiscal year end: 12/31/2018

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) September 30, 2018	BlackRock CoreAlpha Bond Fund of BlackRock Funds VI (FKA BlackRock CoreAlpha Bond Fund of BlackRock Funds III) (Percentages shown are based on Net Assets)

Mutual Fund	Value
CoreAlpha Bond Fund of Master Investment Portfolio	$751,170,056

Total Investments (Cost — $764,335,532) — 100.0%	751,170,056
Liabilities in Excess of Other Assets — (0.0)%	(142,371)

Net Assets — 100.0%	$751,027,685

BlackRock CoreAlpha Bond Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in CoreAlpha Bond Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2018, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $751,170,056 and 73.2%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) September 30, 2018	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities — 14.9%
AmeriCredit Automobile Receivables Trust:
Series 2014-4, Class D, 3.07%, 11/09/20	$800	$801,097
Series 2016-1, Class D, 3.59%, 02/08/22	420	421,513
Series 2017-3, Class C, 2.69%, 06/19/23	1,960	1,924,733
AVANT Loans Funding Trust(a):
Series 2016-C, Class B, 4.92%, 11/16/20	3	2,835
Series 2017-B, Class A, 2.29%, 06/15/20	245	244,916
Series 2018-A, Class A, 3.09%, 06/15/21	2,734	2,733,361
Avant Loans Funding Trust, Series 2018-A, Class B, 3.95%, 12/15/22(a)	3,000	3,003,610
Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 09/15/24	1,190	1,141,910
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15%, 07/15/21	2,940	2,925,553
CLUB Credit Trust, Class A(a):
Series 2017-P2, 2.61%, 01/15/24	1,642	1,633,243
Series 2018-NP1, 2.99%, 05/15/24	1,125	1,125,626
College Loan Corp. Trust I, Series 2004-1, Class A4, (3 mo. LIBOR US + 0.19%), 2.53%, 04/25/24(b)	751	751,168
Conn Funding II LP, Series 2017-B, Class A, 2.73%, 07/15/20(a)	318	317,978
Consumer Loan Underlying Bond Credit Trust, Class A(a):
Series 2017-NP2, 2.55%, 01/16/24	645	644,527
Series 2018-P1, 3.39%, 07/15/25	3,784	3,783,236
Series 2018-P2, 3.47%, 10/15/25(c)	1,695	1,694,590
Credit Suisse Mortgage Capital Certificates, Series 2006-CF3, Class A1, (1 mo. LIBOR US + 0.54%), 2.76%, 10/25/36(a)(b)	39	38,674
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/22	1,160	1,141,366
Drive Auto Receivables Trust:
Series 2015-DA, Class C, 3.38%, 11/15/21(a)	256	256,514
Series 2016-AA, Class C, 3.91%, 05/17/21(a)	281	281,945
Series 2016-BA, Class C, 2.61%, 08/16/21(a)	2,290	2,287,821
Series 2016-BA, Class C, 3.19%, 07/15/22(a)	1,306	1,307,550

Security	Par (000)	Value
Asset-Backed Securities (continued)
Series 2016-BA, Class D, 4.53%, 08/15/23(a)	$1,900	$1,933,628
Series 2016-CA, Class B, 2.37%, 11/16/20(a)	101	100,940
Series 2016-CA, Class C, 3.02%, 11/15/21(a)	3,300	3,301,937
Series 2017-1, Class B, 2.36%, 03/15/21	1,457	1,455,671
Series 2017-1, Class C, 2.84%, 04/15/22	2,670	2,665,390
Series 2017-2, Class B, 2.25%, 06/15/21	612	611,687
Series 2017-2, Class C, 2.75%, 09/15/23	2,540	2,533,567
Series 2017-3, Class B, 2.30%, 05/17/21	2,040	2,036,889
Series 2017-3, Class C, 2.80%, 07/15/22	1,940	1,934,825
Series 2017-3, Class D, 3.53%, 12/15/23(a)	2,450	2,441,452
Series 2017-AA, Class B, 2.51%, 01/15/21(a)	553	553,108
Series 2017-AA, Class C, 2.98%, 01/18/22(a)	2,380	2,377,842
Series 2017-AA, Class D, 4.16%, 05/15/24(a)	1,500	1,514,995
Series 2017-BA, Class D, 3.72%, 10/17/22(a)	4,000	4,014,477
Series 2018-1, Class C, 3.22%, 03/15/23	4,570	4,557,328
Series 2018-1, Class D, 3.81%, 05/15/24	1,150	1,145,037
Series 2018-2, Class B, 3.22%, 04/15/22	4,000	3,995,511
Series 2018-2, Class C, 3.63%, 08/15/24	4,125	4,135,317
Series 2018-2, Class D, 4.14%, 08/15/24	910	913,368
Series 2018-3, Class B, 3.37%, 09/15/22	2,130	2,127,827
Series 2018-3, Class C, 3.72%, 09/16/24	2,430	2,425,996
Series 2018-3, Class D, 4.30%, 09/16/24	440	443,238
Series 2018-4, Class C, 3.66%, 11/15/24	3,000	3,000,262
DT Auto Owner Trust(a):
Series 2015-3A, Class D, 4.53%, 10/17/22	928	935,052
Series 2017-4A, Class C, 2.86%, 07/17/23	900	896,038

1

Schedule of Investments (unaudited) (continued) September 30, 2018	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities (continued)
Exeter Automobile Receivables Trust(a):
Series 2015-1A, Class C, 4.10%, 12/15/20	$487	$488,793
Series 2017-2A, Class A, 2.11%, 06/15/21	365	364,215
Flagship Credit Auto Trust, Series 2016-4, Class B, 2.41%, 10/15/21(a)	2,400	2,385,988
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, (3 mo. LIBOR US + 0.31%), 2.69%, 09/27/35(b)	152	152,522
Marlette Funding Trust, Class A(a):
Series 2017-3A, 2.36%, 12/15/24	1,324	1,319,591
Series 2018-3A, 3.20%, 09/15/28	3,070	3,069,629
National Collegiate Student Loan Trust(b):
Series 2006-2, Class A3, (1 mo. LIBOR US + 0.21%), 2.43%, 11/25/27	525	523,600
Series 2006-3, Class A4, (1 mo. LIBOR US + 0.27%), 2.49%, 03/26/29	1,543	1,523,675
Series 2007-1, Class A3, (1 mo. LIBOR US + 0.24%), 2.46%, 07/25/30	2,092	2,062,096
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.10%, 03/20/28(a)	1,265	1,271,612
Prosper Marketplace Issuance Trust, Class A(a):
Series 2018-1A, 3.11%, 06/17/24	1,749	1,748,595
Series 2018-2A, 3.35%, 10/15/24	2,630	2,628,385
RAMP Trust, Series 2006-NC2, Class A2, (1 mo. LIBOR US + 0.19%), 2.41%, 02/25/36(b)	4	3,893
Santander Drive Auto Receivables Trust:
Series 2014-3, Class D, 2.65%, 08/17/20	1,420	1,420,303
Series 2014-5, Class C, 2.46%, 06/15/20	235	235,335
Series 2015-1, Class C, 2.57%, 04/15/21	165	164,509
Series 2015-1, Class D, 3.24%, 04/15/21	1,000	1,001,069
Series 2015-2, Class C, 2.44%, 04/15/21	258	257,806
Series 2015-3, Class C, 2.74%, 01/15/21	617	617,042
Series 2015-3, Class D, 3.49%, 05/17/21	680	683,012

Security	Par (000)	Value
Asset-Backed Securities (continued)
Series 2015-4, Class C, 2.97%, 03/15/21	$390	$389,973
Series 2016-1, Class C, 3.09%, 04/15/22	3,080	3,084,204
Series 2016-2, Class C, 2.66%, 11/15/21	1,965	1,960,129
Series 2016-3, Class C, 2.46%, 03/15/22	2,100	2,085,404
Series 2016-3, Class D, 2.80%, 08/15/22	3,000	2,966,202
Series 2017-1, Class B, 2.10%, 06/15/21	2,100	2,094,158
Series 2017-2, Class B, 2.21%, 10/15/21	3,080	3,070,642
Series 2017-2, Class C, 2.79%, 08/15/22	2,190	2,177,812
Series 2017-2, Class D, 3.49%, 07/17/23	1,500	1,495,264
SLM Private Education Loan Trust(a):
Series 2010-A, Class 1A, 4.95%, 05/16/44(d)	256	258,801
Series 2011-B, Class A2, 3.74%, 02/15/29	672	674,615
SoFi Consumer Loan Program LLC, Class A(a):
Series 2016-1, 3.26%, 08/25/25	544	543,084
Series 2016-2A, 3.09%, 10/27/25	669	667,424
Series 2016-3, 3.05%, 12/26/25	759	755,937
Series 2017-1, 3.28%, 01/26/26	2,717	2,713,642
Series 2017-3, 2.77%, 05/25/26	1,144	1,133,240
Sofi Consumer Loan Program LLC, Series 2017-6(a):
Class A1, 2.20%, 11/25/26	428	425,501
Class A2, 2.82%, 11/25/26	1,050	1,033,630
SoFi Consumer Loan Program Trust(a):
Series 2015-1, Class A, 3.28%, 09/15/23	480	480,486
Series 2018-1, Class A1, 2.55%, 02/25/27	1,522	1,515,403
Series 2018-1, Class A2, 3.14%, 02/25/27	2,380	2,358,869
Series 2018-3, Class A1, 3.20%, 08/25/27	1,722	1,722,133
SoFi Professional Loan Program LLC, Series 2015-B, Class A2, 2.51%, 09/27/32(a)	91	89,331
SPS Servicer Advance Receivables Trust, Series 2016-T1, Class AT1, 2.53%, 11/16/48(a)	2,575	2,576,875

2

Schedule of Investments (unaudited) (continued) September 30, 2018	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities (continued)
Trafigura Securitisation Finance PLC, Series 2017-1A, Class A1, (1 mo. LIBOR US + 0.85%), 3.01%, 12/15/20(a)(b)	$1,940	$1,942,058
Westlake Automobile Receivables Trust(a):
Series 2018-1A, Class D, 3.41%, 05/15/23	3,000	2,976,268
Series 2018-2A, Class B, 3.20%, 01/16/24	2,735	2,731,311
Series 2018-3A, Class B, 3.32%, 10/16/23	3,510	3,503,216
Series 2018-3A, Class C, 3.61%, 10/16/23	2,980	2,981,337

Total Asset-Backed Securities — 14.9% (Cost — $153,235,812)		152,843,767

Corporate Bonds — 41.5%

Aerospace & Defense — 0.8%
Illinois Tool Works, Inc., 2.65%, 11/15/26	500	462,395
L3 Technologies, Inc.:
4.95%, 02/15/21	1,618	1,664,128
3.85%, 06/15/23	1,255	1,256,562
Lockheed Martin Corp., 3.10%, 01/15/23	500	494,683
Rockwell Collins, Inc., 2.80%, 03/15/22	575	559,587
Spirit AeroSystems, Inc., 3.95%, 06/15/23	1,060	1,055,142
United Technologies Corp.:
3.65%, 08/16/23	1,700	1,692,451
3.95%, 08/16/25	660	656,876

		7,841,824
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	500	492,382

Airlines — 0.1%
Delta Air Lines, Inc., 3.40%, 04/19/21	1,000	993,838

Auto Components — 0.6%
Ford Motor Credit Co. LLC, 4.14%, 02/15/23	1,600	1,573,860
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.00%, 08/01/20	525	534,539
6.38%, 12/15/25	200	200,750
Lear Corp.:
5.38%, 03/15/24	2,115	2,174,465
5.25%, 01/15/25	793	819,429
3.80%, 09/15/27	900	835,557

Security	Par (000)	Value
Auto Components (continued)
ZF North America Capital, Inc., 4.50%, 04/29/22(a)	$191	$193,390

		6,331,990
Automobiles — 0.1%
General Motors Co.:
5.00%, 04/01/35	500	467,307
5.20%, 04/01/45	500	454,226
6.75%, 04/01/46	190	205,657

		1,127,190
Banks — 4.4%
Barclays Bank PLC, 2.65%, 01/11/21	1,560	1,529,326
Capital One Financial Corp.:
2.50%, 05/12/20	550	543,393
2.40%, 10/30/20	1,090	1,067,184
3.45%, 04/30/21	634	633,343
3.30%, 10/30/24	2,600	2,475,217
Capital One NA/Mclean VA, 2.65%, 08/08/22	1,300	1,249,471
Citibank NA:
2.10%, 06/12/20	1,150	1,129,435
3.40%, 07/23/21	840	839,863
Citizens Bank Providence, 2.25%, 03/02/20	450	443,946
Compass Bank, 3.50%, 06/11/21	2,300	2,288,379
Cooperatieve Rabobank UA, 2.25%, 01/14/19	1,160	1,158,999
Discover Bank:
4.20%, 08/08/23	1,600	1,605,697
4.65%, 09/13/28	1,580	1,580,054
HSBC Bank USA NA, 5.88%, 11/01/34	590	672,212
HSBC Holdings PLC:
3.40%, 03/08/21	1,525	1,522,030
3.60%, 05/25/23	1,900	1,881,102
3.03%, 11/22/23(d)	1,635	1,579,132
3.95%, 05/18/24(d)	605	601,047
3.90%, 05/25/26	1,500	1,454,652
4.29%, 09/12/26(d)	2,185	2,163,532
4.38%, 11/23/26	210	206,399
(3 mo. LIBOR US + 1.55%), 4.04%, 03/13/28(e)	2,000	1,926,687
6.50%, 09/15/37	400	474,367
5.25%, 03/14/44	350	364,909
Huntington National Bank, 2.38%, 03/10/20	600	593,774
ING Groep NV:
3.15%, 03/29/22	415	404,799
4.10%, 10/02/23	2,090	2,091,557
Lloyds Banking Group PLC:
3.10%, 07/06/21	1,000	985,540
4.45%, 05/08/25	1,175	1,172,567

3

Schedule of Investments (unaudited) (continued) September 30, 2018	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
National Bank of Canada, 2.15%, 06/12/20	$1,000	$982,442
Regions Bank, 2.75%, 04/01/21	1,500	1,473,437
Sumitomo Mitsui Banking Corp.:
1.76%, 10/19/18	420	419,840
1.97%, 01/11/19	920	918,323
SunTrust Bank, 2.59%, 01/29/21(d)	975	964,924
Svenska Handelsbanken AB, 2.45%, 03/30/21	800	782,220
Synchrony Bank, 3.65%, 05/24/21	1,040	1,031,361
Wells Fargo Bank NA, 2.60%, 01/15/21	1,600	1,573,049
Westpac Banking Corp., 2.15%, 03/06/20	1,300	1,283,348
Zions Bancorp. NA, 3.50%, 08/27/21	640	636,302

		44,703,859
Beverages — 0.9%
Anheuser-Busch InBev Finance, Inc., 3.30%, 02/01/23	700	692,065
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 01/12/24	340	336,461
Constellation Brands, Inc., 3.70%, 12/06/26	1,100	1,046,149
Keurig Dr. Pepper, Inc.(a):
4.60%, 05/25/28	550	552,681
3.55%, 05/25/21	2,905	2,899,731
4.42%, 05/25/25	3,100	3,113,066
Molson Coors Brewing Co., 2.25%, 03/15/20	405	399,085

		9,039,238
Biotechnology — 0.3%
Amgen, Inc., 2.65%, 05/11/22	820	796,370
Baxalta, Inc., 2.88%, 06/23/20	231	229,085
Celgene Corp., 2.25%, 08/15/21	1,700	1,643,077

		2,668,532
Capital Markets — 2.4%
Brookfield Finance, Inc., 3.90%, 01/25/28	1,063	1,010,405
Charles Schwab Corp., 3.20%, 03/02/27	1,000	951,515
CME Group, Inc., 3.00%, 03/15/25	2,200	2,120,064
Goldman Sachs Group, Inc.:
6.00%, 06/15/20	1,040	1,087,102
2.35%, 11/15/21	490	472,758
3.00%, 04/26/22	2,000	1,959,468
3.27%, 09/29/25(d)	2,000	1,911,002
3.75%, 02/25/26	1,900	1,846,162
3.50%, 11/16/26	365	346,382
3.85%, 01/26/27	1,090	1,057,507
(3 mo. LIBOR US + 1.51%), 3.69%, 06/05/28(e)	3,000	2,855,284

Security	Par (000)	Value
Capital Markets (continued)
6.75%, 10/01/37	$500	$601,478
4.02%, 10/31/38(d)	500	463,462
Jefferies Group LLC, 4.85%, 01/15/27	1,744	1,714,700
Morgan Stanley:
2.63%, 11/17/21	1,195	1,161,911
2.75%, 05/19/22	700	678,812
3.13%, 07/27/26	1,000	931,659
3.63%, 01/20/27	300	288,082
6.38%, 07/24/42	460	573,515
4.30%, 01/27/45	400	385,374
TD Ameritrade Holding Corp., 3.30%, 04/01/27	2,800	2,681,753

		25,098,395
Chemicals — 0.5%
Chemours Co., 5.38%, 05/15/27	200	192,860
International Flavors & Fragrances, Inc.:
3.40%, 09/25/20	1,550	1,551,519
4.45%, 09/26/28	505	509,487
LyondellBasell Industries NV, 5.00%, 04/15/19	868	872,348
RPM International, Inc.:
6.13%, 10/15/19	743	762,508
3.75%, 03/15/27	1,000	950,279
Sherwin-Williams Co., 3.13%, 06/01/24	265	254,529

		5,093,530
Commercial Services & Supplies — 0.1%
Waste Management, Inc., 2.40%, 05/15/23	1,000	953,591

Commercial Services & Supplies — 0.3%
IHS Markit Ltd., 4.13%, 08/01/23	2,595	2,590,018

Communications Equipment — 0.1%
Motorola Solutions, Inc., 4.60%, 02/23/28	1,232	1,204,546

Consumer Discretionary — 0.1%
Royal Caribbean Cruises Ltd.:
2.65%, 11/28/20	315	309,743
3.70%, 03/15/28	900	834,668

		1,144,411
Consumer Finance — 1.6%
American Express Co.:
2.50%, 08/01/22	1,000	958,615
3.70%, 08/03/23	1,500	1,492,426
Autodesk, Inc., 3.50%, 06/15/27	1,120	1,043,202
Capital One NA, 2.35%, 01/31/20	1,500	1,483,324
Ford Motor Credit Co. LLC, 3.81%, 10/12/21	1,845	1,831,863

4

Schedule of Investments (unaudited) (continued) September 30, 2018	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Consumer Finance (continued)
Mastercard, Inc.:
3.38%, 04/01/24	$900	$899,845
2.95%, 11/21/26	1,335	1,272,229
S&P Global, Inc.:
4.40%, 02/15/26	1,000	1,025,853
2.95%, 01/22/27	285	264,028
Synchrony Financial, 3.00%, 08/15/19	1,540	1,536,863
Total System Services, Inc., 4.00%, 06/01/23	1,200	1,207,787
Visa, Inc.:
2.75%, 09/15/27	1,195	1,112,687
4.30%, 12/14/45	2,485	2,569,471

		16,698,193
Containers & Packaging — 0.0%
Ball Corp., 4.38%, 12/15/20	195	197,437

Diversified Financial Services — 6.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.30%, 01/23/23	1,600	1,541,542
4.13%, 07/03/23	1,300	1,290,429
4.45%, 10/01/25	1,150	1,137,886
3.65%, 07/21/27	370	339,311
Air Lease Corp., 3.88%, 07/03/23	1,700	1,684,654
Banco Santander SA, 3.50%, 04/11/22	2,000	1,957,497
Bank of America Corp.:
5.49%, 03/15/19	600	607,405
3.50%, 05/17/22(d)	1,195	1,194,344
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23(e)	3,000	2,917,110
3.00%, 12/20/23(d)	553	536,651
3.86%, 07/23/24(d)	3,300	3,299,982
4.45%, 03/03/26	2,700	2,703,257
(3 mo. LIBOR US + 1.58%), 3.82%, 01/20/28(e)	1,500	1,459,682
4.27%, 07/23/29(d)	1,160	1,158,601
(3 mo. LIBOR US + 1.81%), 4.24%, 04/24/38(e)	800	780,994
Citigroup, Inc.:
4.50%, 01/14/22	1,000	1,028,278
2.75%, 04/25/22	1,400	1,357,965
3.14%, 01/24/23(d)	1,600	1,569,211
(3 mo. LIBOR US + 1.39%), 3.67%, 07/24/28(e)	800	761,744
Credit Suisse Group AG, 4.28%, 01/09/28(a)	2,100	2,042,424
Credit Suisse Group Funding Guernsey Ltd.:
3.45%, 04/16/21	2,030	2,021,862
3.80%, 09/15/22	670	666,788
3.80%, 06/09/23	2,000	1,975,878
Ford Motor Credit Co. LLC:
2.02%, 05/03/19	1,650	1,640,028

Security	Par (000)	Value
Diversified Financial Services (continued)
1.90%, 08/12/19	$615	$608,348
2.43%, 06/12/20	1,010	989,529
General Motors Financial Co., Inc.:
2.40%, 05/09/19	1,700	1,695,545
2.65%, 04/13/20	1,000	990,290
4.20%, 03/01/21	2,200	2,227,402
3.45%, 04/10/22	1,780	1,750,649
3.25%, 01/05/23	1,200	1,157,155
3.70%, 05/09/23	400	390,830
4.15%, 06/19/23	1,000	996,001
4.30%, 07/13/25	280	272,345
5.25%, 03/01/26	580	594,335
4.35%, 01/17/27	500	477,686
Intercontinental Exchange, Inc., 3.75%, 09/21/28	340	335,915
JPMorgan Chase & Co.:
4.25%, 10/15/20	1,770	1,804,163
2.55%, 03/01/21	1,100	1,080,259
3.25%, 09/23/22	780	773,104
3.20%, 01/25/23	580	571,684
(3 mo. LIBOR US + 0.94%), 2.78%, 04/25/23(e)	1,000	971,312
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(e)	1,000	968,985
3.90%, 07/15/25	1,000	999,646
2.95%, 10/01/26	1,700	1,580,455
3.63%, 12/01/27	700	660,178
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(e)	600	583,900
4.01%, 04/23/29(d)	2,555	2,511,714
4.20%, 07/23/29(d)	2,155	2,148,592
4.85%, 02/01/44	300	315,280
4.95%, 06/01/45	340	356,541
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 07/26/21	340	340,265
3.00%, 02/22/22	335	327,800
3.46%, 03/02/23	1,600	1,579,236
MSCI, Inc., 5.75%, 08/15/25(a)	300	313,500
Nasdaq, Inc., 3.85%, 06/30/26	1,032	995,673
ORIX Corp., 2.90%, 07/18/22	325	314,293
Royal Bank of Scotland Group PLC(3 mo. LIBOR US + 1.48%), 3.50%, 05/15/23(e)	2,000	1,937,956

5

Schedule of Investments (unaudited) (continued) September 30, 2018	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Diversified Financial Services (continued)
Sumitomo Mitsui Financial Group, Inc., 3.10%, 01/17/23	$1,900	$1,848,998

		71,143,087
Diversified Telecommunication Services — 0.9%
AT&T, Inc.:
4.60%, 02/15/21	1,000	1,023,931
3.20%, 03/01/22	810	797,986
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	1,270	1,261,920
Verizon Communications, Inc.:
3.50%, 11/01/24	1,700	1,676,356
3.38%, 02/15/25	1,000	970,677
4.33%, 09/21/28(a)	2,382	2,394,756
4.50%, 08/10/33	1,500	1,487,655

		9,613,281
Electric Utilities — 2.8%
American Electric Power Co., Inc., 3.20%, 11/13/27	1,300	1,217,861
Baltimore Gas & Electric Co., 4.25%, 09/15/48	225	223,803
Berkshire Hathaway Energy Co., 4.45%, 01/15/49(a)	400	398,895
Commonwealth Edison Co., 3.70%, 08/15/28	2,200	2,194,437
Consolidated Edison Co. of New York, Inc., Series 06-A, 5.85%, 03/15/36	1,000	1,178,485
Duke Energy Corp.:
5.05%, 09/15/19	400	407,640
2.65%, 09/01/26	1,000	904,149
Duke Energy Florida LLC, 3.80%, 07/15/28	1,365	1,363,846
Edison International, 4.13%, 03/15/28	1,000	989,689
Eversource Energy:
Series L, 2.90%, 10/01/24	1,360	1,291,139
Series M, 3.30%, 01/15/28	1,000	942,900
IPALCO Enterprises, Inc., 3.70%, 09/01/24	275	266,733
NextEra Energy Capital Holdings, Inc.:
2.70%, 09/15/19	1,040	1,037,136
3.55%, 05/01/27	645	620,566
Pacific Gas & Electric Co.:
3.25%, 09/15/21	430	424,050
4.25%, 08/01/23(a)	1,195	1,201,154
PacifiCorp, 4.13%, 01/15/49	700	687,378
Progress Energy, Inc.:
4.88%, 12/01/19	920	938,210
4.40%, 01/15/21	1,110	1,131,433
PSEG Power LLC:
2.45%, 11/15/18	140	139,979
4.15%, 09/15/21	350	354,397

Security	Par (000)	Value
Electric Utilities (continued)
3.85%, 06/01/23	$1,300	$1,295,169
Public Service Co. of Colorado, 3.70%, 06/15/28	1,800	1,800,194
Southern California Edison Co., Series B, 3.65%, 03/01/28	1,600	1,563,007
Southern Co., 3.25%, 07/01/26	2,000	1,865,304
Tampa Electric Co., 2.60%, 09/15/22	600	579,117
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28	2,500	2,494,253
Xcel Energy, Inc., 4.00%, 06/15/28	900	901,676

		28,412,600
Electrical Equipment — 0.3%
Amphenol Corp., 2.55%, 01/30/19	600	599,669
Roper Industries, Inc., 2.05%, 10/01/18	1,040	1,040,000
Roper Technologies, Inc., 3.80%, 12/15/26	1,000	972,274

		2,611,943
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc., 3.25%, 09/08/24	395	373,340
CDW LLC/CDW Finance Corp., 5.00%, 09/01/25	300	298,425
Fortive Corp., 1.80%, 06/15/19	47	46,552
Tyco Electronics Group SA, 3.13%, 08/15/27	210	195,290

		913,607
Equity Real Estate Investment Trusts (REITs) — 1.8%
Alexandria Real Estate Equities, Inc., 2.75%, 01/15/20	1,190	1,179,185
American Tower Corp.:
3.40%, 02/15/19	538	538,931
2.80%, 06/01/20	1,190	1,178,813
5.05%, 09/01/20	400	412,479
3.45%, 09/15/21	740	736,903
2.25%, 01/15/22	960	916,388
4.70%, 03/15/22	1,000	1,032,739
3.50%, 01/31/23	1,400	1,376,938
3.00%, 06/15/23	1,000	962,730
3.38%, 10/15/26	1,100	1,024,495
CoreCivic, Inc.:
4.13%, 04/01/20	760	757,378
4.63%, 05/01/23	735	705,600
Crown Castle International Corp.:
2.25%, 09/01/21	275	264,149
4.88%, 04/15/22	830	856,395
5.25%, 01/15/23	400	419,346
3.20%, 09/01/24	1,500	1,425,403
3.70%, 06/15/26	1,000	955,695
3.65%, 09/01/27	500	469,770
3.80%, 02/15/28	596	565,225

6

Schedule of Investments (unaudited) (continued) September 30, 2018	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Senior Housing Properties Trust, 3.25%, 05/01/19	$1,600	$1,599,311
WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.70%, 09/17/19(a)	655	653,344

		18,031,217
Food & Staples Retailing — 0.1%
Lamb Weston Holdings, Inc., 4.88%, 11/01/26(a)	150	147,000
McCormick & Co., Inc., 2.70%, 08/15/22	700	678,070

		825,070
Food Products — 0.2%
Kellogg Co., 2.65%, 12/01/23	1,100	1,045,953
Pilgrim’s Pride Corp., 5.75%, 03/15/25(a)	860	827,750

		1,873,703
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories, 3.40%, 11/30/23	1,300	1,294,990
Baxter International, Inc., 2.60%, 08/15/26	2,310	2,099,610
Becton Dickinson & Co.:
2.68%, 12/15/19	292	290,361
2.40%, 06/05/20	480	472,713
2.89%, 06/06/22	470	456,955
3.36%, 06/06/24	3,223	3,114,005
3.70%, 06/06/27	1,000	956,237
Becton Dickinson and Co., 3.25%, 11/12/20	1,000	996,634
Boston Scientific Corp.:
2.85%, 05/15/20	225	223,383
3.85%, 05/15/25	1,300	1,293,230
Covidien International Finance SA, 4.20%, 06/15/20	1,485	1,511,230
Stryker Corp., 2.63%, 03/15/21	245	241,296
Zimmer Biomet Holdings, Inc., 3.70%, 03/19/23	305	302,985
Zimmer Holdings, Inc., 2.70%, 04/01/20	1,340	1,326,976

		14,580,605
Health Care Providers & Services — 1.1%
Aetna, Inc., 2.75%, 11/15/22	1,000	964,462
Anthem, Inc.:
3.35%, 12/01/24	1,210	1,173,350
4.10%, 03/01/28	785	773,155
Halfmoon Parent, Inc.(a):
3.75%, 07/15/23	1,100	1,096,635
4.13%, 11/15/25	750	747,863
HCA, Inc.:
5.25%, 04/15/25	1,600	1,650,000
5.25%, 06/15/26	500	514,375

Security	Par (000)	Value
Health Care Providers & Services (continued)
Humana, Inc.:
2.90%, 12/15/22	$760	$736,361
3.85%, 10/01/24	1,000	994,070
Omega Healthcare Investors, Inc., 4.95%, 04/01/24	1,100	1,115,430
Quest Diagnostics, Inc., 2.50%, 03/30/20	705	697,316
UnitedHealth Group, Inc.:
3.10%, 03/15/26	400	384,349
4.75%, 07/15/45	800	856,156

		11,703,522
Hotels, Restaurants & Leisure — 0.4%
GLP Capital LP/GLP Financing II, Inc.:
5.25%, 06/01/25	490	497,938
5.75%, 06/01/28	545	560,669
5.30%, 01/15/29	645	646,871
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	300	295,719
McDonald’s Corp.:
3.70%, 01/30/26	1,000	990,854
3.50%, 03/01/27	278	269,992
6.30%, 10/15/37	310	374,087

		3,636,130
Independent Power and Renewable Electricity Producers — 0.0%
Exelon Corp., 5.15%, 12/01/20	360	370,446

Insurance — 1.0%
Aflac, Inc., 3.63%, 11/15/24	1,000	996,028
Allstate Corp., 4.20%, 12/15/46	110	106,860
American Financial Group, Inc., 3.50%, 08/15/26	1,550	1,442,878
American International Group, Inc., 3.30%, 03/01/21	320	319,339
Berkshire Hathaway, Inc., 3.13%, 03/15/26	2,355	2,272,039
Chubb INA Holdings, Inc., 3.35%, 05/15/24	660	649,003
Fidelity National Financial, Inc., 5.50%, 09/01/22	385	408,911
Markel Corp., 5.35%, 06/01/21	400	416,845
Marsh & McLennan Cos., Inc.:
2.35%, 09/10/19	880	875,314
3.30%, 03/14/23	175	171,549
3.75%, 03/14/26	1,978	1,942,505

7

Schedule of Investments (unaudited) (continued) September 30, 2018	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Insurance (continued)
Willis Towers Watson PLC, 5.75%, 03/15/21	$350	$366,895

		9,968,166
Internet & Direct Marketing Retail — 0.0%
Amazon.com, Inc., 2.80%, 08/22/24	440	424,521

Internet Software & Services — 0.4%
Baidu, Inc.:
3.88%, 09/29/23	935	924,715
3.63%, 07/06/27	200	187,190
Booking Holdings, Inc.:
3.55%, 03/15/28	200	191,192
3.60%, 06/01/26	1,745	1,692,901
Equinix, Inc.:
5.38%, 01/01/22	555	573,038
5.75%, 01/01/25	430	442,900
VeriSign, Inc., 4.63%, 05/01/23	415	422,121

		4,434,057
IT Services — 1.1%
Alibaba Group Holding Ltd.:
2.80%, 06/06/23	200	192,562
3.60%, 11/28/24	2,445	2,404,086
3.40%, 12/06/27	2,460	2,292,953
4.00%, 12/06/37	1,100	1,009,953
Broadridge Financial Solutions, Inc., 3.40%, 06/27/26	720	682,256
DXC Technology Co.:
2.88%, 03/27/20	50	49,583
4.25%, 04/15/24	1,020	1,022,579
4.75%, 04/15/27	1,599	1,636,752
Fidelity National Information Services, Inc., 3.63%, 10/15/20	714	717,974
Verisk Analytics, Inc., 4.00%, 06/15/25	1,200	1,185,301

		11,193,999
Machinery — 0.0%
Fortive Corp., 3.15%, 06/15/26	275	256,021

Media — 0.6%
21st Century Fox America, Inc.:
6.40%, 12/15/35	200	254,891
6.15%, 02/15/41	175	223,087
Altice Financing SA, 6.63%, 02/15/23(a)	480	483,600
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 07/23/20	395	395,223
4.91%, 07/23/25	1,350	1,370,827
DISH DBS Corp.:
7.88%, 09/01/19	780	807,464

Security	Par (000)	Value
Media (continued)
6.75%, 06/01/21	$360	$367,650
The Interpublic Group of Cos., Inc., 3.75%, 10/01/21	190	190,377
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.25%, 02/15/22	260	263,250
Sirius XM Radio, Inc., 5.00%, 08/01/27(a)	250	240,552
Time Warner Cable LLC, 5.00%, 02/01/20	680	694,259
Warner Media LLC:
3.60%, 07/15/25	375	359,338
2.95%, 07/15/26	725	657,406

		6,307,924
Metals & Mining — 0.5%
Alcoa Nederland Holding BV, 6.13%, 05/15/28(a)	200	205,500
Vale Overseas Ltd.:
4.38%, 01/11/22	1,047	1,054,852
6.25%, 08/10/26	3,500	3,835,650

		5,096,002
Multi-Utilities — 0.2%
Dominion Energy, Inc., 2.58%, 07/01/20	170	167,714
Dominion Resources, Inc., 4.45%, 03/15/21	630	641,707
DTE Energy Co., Series D, 3.70%, 08/01/23	760	758,724
National Fuel Gas Co., 3.95%, 09/15/27	809	745,959
Sempra Energy, 2.90%, 02/01/23	225	217,170

		2,531,274
Office Supplies & Equipment — 0.6%
VMware, Inc.:
2.30%, 08/21/20	390	382,320
2.95%, 08/21/22	3,550	3,417,045
3.90%, 08/21/27	2,200	2,081,381

		5,880,746
Oil, Gas & Consumable Fuels — 3.7%
Andeavor, 3.80%, 04/01/28	1,085	1,031,753
Buckeye Partners LP, 2.65%, 11/15/18	1,460	1,459,749
Canadian Natural Resources Ltd., 2.95%, 01/15/23	365	352,076
Cheniere Energy Partners LP, Series WI, 5.25%, 10/01/25	300	300,369
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	1,500	1,438,149
Concho Resources, Inc., 4.38%, 01/15/25	1,000	1,006,986

8

Schedule of Investments (unaudited) (continued) September 30, 2018	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enable Midstream Partners LP:
3.90%, 05/15/24	$500	$483,833
4.40%, 03/15/27	100	95,971
Energy Transfer LP, 9.70%, 03/15/19	262	270,259
Energy Transfer Partners LP:
9.00%, 04/15/19	123	126,819
4.95%, 06/15/28	1,400	1,425,343
Equinor ASA, 2.75%, 11/10/21	1,680	1,657,353
Hess Corp., 4.30%, 04/01/27	2,400	2,327,230
HollyFrontier Corp., 5.88%, 04/01/26	1,000	1,065,945
Kinder Morgan, Inc., 3.05%, 12/01/19	265	264,708
MPLX LP, 4.88%, 06/01/25	2,000	2,065,476
ONEOK Partners LP:
3.38%, 10/01/22	1,000	984,816
4.90%, 03/15/25	2,000	2,075,910
6.13%, 02/01/41	800	880,309
ONEOK, Inc.:
4.00%, 07/13/27	1,500	1,450,440
4.55%, 07/15/28	1,800	1,808,981
Petroleos Mexicanos:
4.88%, 01/24/22	400	404,600
4.63%, 09/21/23	1,635	1,620,285
5.35%, 02/12/28(a)	1,165	1,098,012
6.38%, 01/23/45	660	611,160
Phillips 66, 3.90%, 03/15/28	1,000	986,277
QEP Resources, Inc., 5.63%, 03/01/26	200	191,250
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24	900	966,123
5.63%, 03/01/25	1,000	1,066,546
5.88%, 06/30/26	500	539,999
5.00%, 03/15/27	3,442	3,535,587
4.20%, 03/15/28	258	250,279
Valero Energy Corp., 3.40%, 09/15/26	2,125	2,020,029
Williams Cos., Inc., 4.30%, 03/04/24	1,600	1,614,192

		37,476,814
Paper & Forest Products — 0.1%
Masco Corp., 3.50%, 11/15/27	945	866,228

Pharmaceuticals — 1.7%
AbbVie, Inc., 2.50%, 05/14/20	490	484,508
AstraZeneca PLC:
3.50%, 08/17/23	1,000	991,140
4.00%, 01/17/29	3,515	3,452,901
CVS Health Corp., 3.35%, 03/09/21	1,265	1,262,400
Elanco Animal Health, Inc., 4.27%, 08/28/23(a)	575	577,329
Johnson & Johnson, 2.95%, 03/03/27	2,530	2,431,174
Novartis Capital Corp., 3.10%, 05/17/27	3,500	3,358,320
Pfizer, Inc.:
3.00%, 12/15/26	1,000	960,051
7.20%, 03/15/39	1,000	1,378,111

Security	Par (000)	Value
Pharmaceuticals (continued)
Zoetis, Inc.:
3.45%, 11/13/20	$355	$356,518
3.00%, 09/12/27	1,000	929,609
3.90%, 08/20/28	1,030	1,019,393

		17,201,454
Professional Services — 0.2%
IHS Markit Ltd., 4.75%, 08/01/28	2,060	2,066,860

Road & Rail — 0.0%
United Rentals North America, Inc., 4.88%, 01/15/28	250	234,375

Semiconductors & Semiconductor Equipment — 1.4%
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 01/15/20	1,700	1,680,055
3.00%, 01/15/22	1,700	1,656,242
3.63%, 01/15/24	1,700	1,651,701
3.13%, 01/15/25	1,040	966,225
Intel Corp., 2.88%, 05/11/24	1,700	1,650,768
KLA-Tencor Corp., 3.38%, 11/01/19	280	280,510
Maxim Integrated Products, Inc., 3.45%, 06/15/27	1,160	1,094,516
NVIDIA Corp., 3.20%, 09/16/26	1,765	1,687,428
QUALCOMM, Inc.:
3.25%, 05/20/27	2,500	2,352,814
4.80%, 05/20/45	800	810,292
Xilinx, Inc., 2.95%, 06/01/24	345	327,868

		14,158,419
Software — 0.2%
Activision Blizzard, Inc., 2.30%, 09/15/21	200	194,123
CDK Global, Inc.:
5.88%, 06/15/26	175	180,316
4.88%, 06/01/27	185	180,375
Citrix Systems, Inc., 4.50%, 12/01/27	1,300	1,252,749
Electronic Arts, Inc., 4.80%, 03/01/26	602	630,672

		2,438,235
Specialty Retail — 0.0%
Home Depot, Inc., 5.40%, 09/15/40	200	232,065

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc., 3.00%, 06/20/27	925	880,243
Dell International LLC/EMC Corp., 3.48%, 06/01/19(a)	300	300,758
Hewlett Packard Enterprise Co.:
3.60%, 10/15/20	1,000	1,004,070
3.50%, 10/05/21	1,165	1,163,743
4.90%, 10/15/25	1,000	1,027,943
HP, Inc., 2.75%, 01/14/19	1,300	1,300,528

9

Schedule of Investments (unaudited) (continued) September 30, 2018	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Seagate HDD Cayman, 4.25%, 03/01/22	$960	$954,000

		6,631,285
Tobacco — 0.5%
Altria Group, Inc.:
2.63%, 09/16/26	2,000	1,826,008
5.38%, 01/31/44	535	575,358
3.88%, 09/16/46	500	437,343
BAT Capital Corp.(a):
2.30%, 08/14/20	1,205	1,180,860
2.76%, 08/15/22	1,070	1,030,988
Reynolds American, Inc.:
3.25%, 06/12/20	127	126,741
4.00%, 06/12/22	305	306,883

		5,484,181
Wireless Telecommunication Services — 0.3%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC(a):
3.36%, 03/20/23	1,245	1,240,331
4.74%, 09/20/29	1,200	1,199,460
Vodafone Group PLC, 3.75%, 01/16/24	740	731,615

		3,171,406

Total Corporate Bonds — 41.5% (Cost — $432,478,287)		425,948,217

Foreign Agency Obligations — 0.6%
Indonesia Government International Bond, 3.50%, 01/11/28	1,600	1,487,240
Mexico Government International Bond:
3.50%, 01/21/21	865	866,574
4.15%, 03/28/27	2,325	2,287,800
6.75%, 09/27/34	720	860,400
Uruguay Government International Bond, 5.10%, 06/18/50	500	510,000

Total Foreign Agency Obligations — 0.6% (Cost — $6,157,647)		6,012,014

	Shares
Investment Companies — 3.0%
iShares iBoxx USD High Yield Corporate Bond ETF(f)(j)	350,000	30,254,000

Total Investment Companies — 3.0% (Cost — $30,458,256)		30,254,000

Security	Par (000)	Value
Municipal Bonds — 0.3%
Metropolitan Transportation Authority, RB, Build America Bonds, Series E, 6.81%, 11/15/40	$355	$468,075
Port Authority of New York & New Jersey, RB, 4.03%, 09/01/48	1,000	985,630
State of California, GO, Build America Bonds, Various Purpose, 7.55%, 04/01/39	1,000	1,459,580
State of California, GO, Refunding, 3.50%, 04/01/28	500	489,255

Total Municipal Bonds — 0.3% (Cost — $3,451,470)		3,402,540

Non-Agency Mortgage-Backed Securities — 5.0%

Collateralized Mortgage Obligations — 3.3%
Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.00%, 02/25/21	9	9,443
Citigroup Mortgage Loan Trust, Series 2014-A, Class A, 4.00%, 01/25/35(a)(d)	115	116,214
Fannie Mae Connecticut Avenue Securities:
Series 2013-C01, Class M1, (1 mo. LIBOR US + 2.00%), 4.22%, 10/25/23(b)	118	118,375
Series 2014-C01, Class M1, (1 mo. LIBOR US + 1.60%), 3.82%, 01/25/24(b)	178	178,897
Series 2014-C02, Class 1M1, (1 mo. LIBOR US + 0.95%), 3.17%, 05/25/24(b)	346	346,688
Series 2016-C02, Class 1M1, (1 mo. LIBOR US + 2.15%), 4.37%, 09/25/28(b)	279	280,488
Series 2016-C07, Class 2M1, (1 mo. LIBOR US + 1.30%), 3.52%, 05/25/29(b)	612	613,742
Series 2017-C02, Class 1M1, (1 mo. LIBOR US + 1.15%), 3.37%, 09/25/29(b)	1,543	1,552,227
Series 2017-C04, Class 2M1, (1 mo. LIBOR US + 0.85%), 3.07%, 11/25/29(b)	1,990	1,996,843
Series 2017-C05, Class 1M1, (1 mo. LIBOR US + 0.55%), 2.77%, 01/25/30(b)	2,143	2,144,692
Series 2017-C06, Class 1M1, 2.97%, 02/25/30(d)	597	598,035

10

Schedule of Investments (unaudited) (continued) September 30, 2018	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2017-C06, Class 2M1, 2.97%, 02/25/30(d)	$323	$322,967
Series 2017-C07, Class 2M1, 2.87%, 05/25/30(d)	2,639	2,639,289
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2016-DNA1, Class M2, (1 mo. LIBOR US + 2.90%), 5.12%, 07/25/28(b)	381	389,900
Series 2017-HQA2, Class M1, (1 mo. LIBOR US + 0.80%), 3.02%, 12/25/29(b)	1,622	1,626,007
Series 2017-HQA3, Class M1, 2.77%, 04/25/30(d)	1,411	1,411,192
Series 2013-DN1, Class M1, (1 mo. LIBOR US + 3.40%), 5.62%, 07/25/23(b)	66	65,857
Series 2014-DN2, Class M2, (1 mo. LIBOR US + 1.65%), 3.87%, 04/25/24(b)	1,130	1,145,335
Series 2014-HQ1, Class M2, (1 mo. LIBOR US + 2.50%), 4.72%, 08/25/24(b)	169	170,119
Series 2015-DN1, Class M3, (1 mo. LIBOR US + 4.15%), 6.37%, 01/25/25(b)	1,891	2,030,134
Series 2015-HQ1, Class M3, (1 mo. LIBOR US + 3.80%), 6.02%, 03/25/25(b)	860	919,356
Series 2015-HQA1, Class M2, (1 mo. LIBOR US + 2.65%), 4.87%, 03/25/28(b)	1,415	1,438,069
Series 2016-HQA3, Class M1, (1 mo. LIBOR US + 0.80%), 3.02%, 03/25/29(b)	307	307,501
Series 2017-DNA1, Class M1, (1 mo. LIBOR US + 1.20%), 3.42%, 07/25/29(b)	3,491	3,521,946
Series 2017-DNA3, Class M1, 2.97%, 03/25/30(d)	1,561	1,566,672
RALI Trust, Series 2004-QS9, Class A1, 5.00%, 06/25/19	6	6,011
STACR Trust(a)(d):
Series 2018-DNA3, Class M1, 2.88%, 09/25/48	2,950	2,955,731
Series 2018-HRP1, Class M2, 3.87%, 04/25/43	3,193	3,230,230
Wells Fargo Commercial Mortgage Trust, Class A5:
Series 2014-LC16, 3.82%, 08/15/50	1,210	1,221,420

Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2018-C44, 4.21%, 05/15/51	$780	$797,134

		33,720,514
Commercial Mortgage-Backed Securities — 1.7%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class B, 4.51%, 09/15/48(d)	360	365,874
Citigroup Commercial Mortgage Trust:
Series 2015-GC35, Class A4, 3.82%, 11/10/48	870	876,520
Series 2016-GC36, Class A5, 3.62%, 02/10/49	550	545,423
Commercial Mortgage Trust:
Series 2013-CR11, Class B, 5.33%, 08/10/50(d)	380	394,495
Series 2013-LC6, Class AM, 3.28%, 01/10/46	400	394,447
Series 2014-CR17, Class A5, 3.98%, 05/10/47	670	683,957
DBJPM Mortgage Trust, Series 2016-C1, Class B, 4.20%, 05/10/49(d)	330	331,678
GS Mortgage Securities Corp. II, Series 2015-GC30, Class B, 4.15%, 05/10/50(d)	300	296,785
GS Mortgage Securities Trust:
Series 2012-GCJ7, Class AS, 4.09%, 05/10/45	280	284,602
Series 2013-GC13, Class A5, 4.18%, 07/10/46(d)	170	175,435
Series 2013-GC16, Class A3, 4.24%, 11/10/46	480	495,583
Series 2014-GC20, Class A5, 4.00%, 04/10/47	730	745,522
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class A4, 4.13%, 08/15/46(d)	430	441,633
Series 2013-C14, Class AS, 4.41%, 08/15/46(d)	240	246,165
Series 2013-C17, Class A4, 4.20%, 01/15/47	750	772,743
Series 2014-C19, Class A4, 4.00%, 04/15/47	1,320	1,346,764
Series 2014-C22, Class A4, 3.80%, 09/15/47	1,270	1,281,930
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class A3, 4.17%, 08/15/46	254	259,307
Series 2012-CBX, Class AS, 4.27%, 06/15/45	350	358,063

11

Schedule of Investments (unaudited) (continued) September 30, 2018	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Class A4:
Series 2013-C10, 4.22%, 07/15/46(d)	$470	$481,362
Series 2013-C13, 4.04%, 11/15/46	460	469,127
Series 2015-C20, 3.25%, 02/15/48	1,040	1,011,413
Series 2015-C27, 3.75%, 12/15/47	1,030	1,031,802
Morgan Stanley Capital I Trust, Class A4:
Series 2012-C4, 3.24%, 03/15/45	680	675,231
Series 2015-MS1, 3.78%, 05/15/48(d)	550	550,853
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	505	492,914
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class AS, 3.81%, 12/15/47	510	505,792
WF-RBS Commercial Mortgage Trust:
Series 2012-C08, Class AS, 3.66%, 08/15/45	640	638,209
Series 2012-C10, Class AS, 3.24%, 12/15/45	460	452,196
Series 2013-C18, Class A5, 4.16%, 12/15/46(d)	570	585,397
Series 2014-C23, Class A4, 3.65%, 10/15/57	330	330,186

		17,521,408

Total Non-Agency Mortgage-Backed Securities — 5.0% (Cost — $51,896,723)		51,241,922

U.S. Government Sponsored Agency Securities — 39.8%

Agency Obligations — 0.1%
Fannie Mae Pool, 4.00%, 09/01/47	1,526	1,547,310

Collateralized Mortgage Obligations — 2.2%
Fannie Mae Connecticut Avenue Securities:
Series 2018-C02, Class 2M1, 2.87%, 08/25/30(d)	2,557	2,560,339
Series 2018-C03, Class 1M1, 2.90%, 10/25/30(d)	2,172	2,175,765
Series 2017-C01, Class 1M1, (1 mo. LIBOR US + 1.30%), 3.52%, 07/25/29(b)	1,121	1,129,023
Series 2016-C05, Class 2M1, (1 mo. LIBOR US + 1.35%), 3.57%, 01/25/29(b)	665	667,221

Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2016-C04, Class 1M1, (1 mo. LIBOR US + 1.45%), 3.67%, 01/25/29(b)	$1,913	$1,926,458
Series 2016-C03, Class 2M1, (1 mo. LIBOR US + 2.20%), 4.42%, 10/25/28(b)	322	322,542
Series 2017-C05, Class 1M2A, (1 mo. LIBOR US + 2.20%), 4.42%, 01/25/30(b)	2,853	2,932,782
Series 2017-C07, Class 2M2A, 4.72%, 05/25/30(d)	1,225	1,257,471
Series 2014-C02, Class 2M2, (1 mo. LIBOR US + 2.60%), 4.82%, 05/25/24(b)	1,915	2,029,948
Series 2014-C03, Class 2M2, (1 mo. LIBOR US + 2.90%), 5.12%, 07/25/24(b)	1,749	1,868,984
Series 2017-C01, Class 1M2A, (1 mo. LIBOR US + 3.55%), 5.77%, 07/25/29(b)	2,570	2,744,817
Series 2014-C01, Class M2, (1 mo. LIBOR US + 4.40%), 6.62%, 01/25/24(b)	1,090	1,241,156
Series 2016-C05, Class 2M2, (1 mo. LIBOR US + 4.45%), 6.67%, 01/25/29(b)	490	548,481
Series 2014-C04, Class 1M2, (1 mo. LIBOR US + 4.90%), 7.12%, 11/25/24(b)	976	1,117,732

		22,522,719
Commercial Mortgage-Backed Securities — 0.8%
Fannie Mae, Series 2017-M4, Class A2, 2.68%, 12/25/26(d)	1,870	1,744,644
Freddie Mac, Series K031, 3.30%, 04/25/23(d)	281	281,900
Freddie Mac Multifamily Structured Pass-Through Certificates, Class A2:
Series K056, 2.53%, 05/25/26	1,480	1,390,653
Series K057, 2.57%, 07/25/26	2,890	2,719,857
Series K062, 3.41%, 12/25/26	1,640	1,628,768

		7,765,822
Mortgage-Backed Securities — 36.7%
Fannie Mae Mortgage-Backed Securities:
(12 mo. LIBOR US + 1.54%), 2.05%, 06/01/43(b)	179	176,399
2.50%, 09/01/28 - 04/01/45	539	502,185

12

Schedule of Investments (unaudited) (continued) September 30, 2018	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
(12 mo. LIBOR US + 1.77%), 2.73%, 01/01/42(b)	$75	$78,891
3.00%, 08/01/27 - 10/01/48(g)	11,445	11,024,646
(12 mo. LIBOR US + 1.82%), 3.38%, 09/01/41(b)	73	76,086
3.50%, 11/01/31 - 11/01/51(g)	52,856	52,105,964
(12 mo. LIBOR US + 1.81%), 3.67%, 02/01/42(b)	7	7,704
(12 mo. LIBOR US + 1.53%), 3.89%, 04/01/43(b)	19	19,251
4.00%, 08/01/25 - 10/01/48(g)	76,330	77,139,913
(12 mo. LIBOR US + 1.73%), 4.04%, 04/01/40(b)	17	17,404
(12 mo. LIBOR US + 1.53%), 4.04%, 05/01/43(b)	82	84,795
4.50%, 07/01/25 - 10/01/48(g)	20,174	20,906,440
(12 mo. LIBOR US + 1.75%), 4.50%, 08/01/41(b)	84	87,362
5.00%, 12/01/18 - 10/01/48(g)	14,626	15,380,116
5.50%, 09/01/19 - 01/01/47	3,189	3,437,289
6.00%, 11/01/22 - 08/01/38	801	875,682
6.50%, 12/01/30 - 12/01/32	1,032	1,140,198
Freddie Mac Mortgage-Backed Securities:
(12 mo. LIBOR US + 1.65%), 2.45%, 05/01/43(b)	140	136,838
2.50%, 10/01/33 - 10/01/48(g)	125	119,536
(12 mo. LIBOR US + 1.60%), 2.52%, 08/01/43(b)	56	54,620
3.00%, 05/01/27 - 10/01/48(g)	4,803	4,647,946
3.50%, 03/01/32 - 10/01/48(g)	20,403	20,118,597
(12 mo. LIBOR US + 1.90%), 3.65%, 01/01/42(b)	3	3,494
(12 mo. LIBOR US + 1.75%), 3.72%, 02/01/40(b)	127	132,968
4.00%, 03/01/26 - 10/01/48(g)	33,329	33,678,521
(12 mo. LIBOR US + 1.50%), 4.01%, 06/01/43(b)	33	33,809
(12 mo. LIBOR US + 1.75%), 4.10%, 04/01/38(b)	161	167,801
(12 mo. LIBOR US + 1.77%), 4.19%, 08/01/41(b)	67	70,219
4.50%, 08/01/20 - 10/01/48(g)	30,500	31,509,372
(12 mo. LIBOR US + 1.89%), 4.62%, 07/01/41(b)	61	63,418
5.00%, 10/01/20 - 10/01/48(g)	11,230	11,793,197
5.50%, 05/01/34 - 10/01/48(g)	730	790,225
6.00%, 09/01/36 - 01/01/38	300	331,267
6.50%, 05/01/21 - 07/01/32	380	421,553

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 01/15/41 - 10/01/48(g)	$31,032	$30,905,049
3.00%, 05/20/45 - 10/01/48(g)	6,584	6,384,690
4.00%, 09/15/40 - 10/01/48(g)	19,362	19,730,980
4.50%, 03/15/39 - 10/01/48(g)	19,697	20,412,181
5.00%, 10/20/39 - 08/20/48	10,254	10,769,094
5.50%, 06/15/34 - 04/20/48	1,027	1,103,158
6.00%, 09/20/38 - 10/20/38	264	287,080

		376,725,938

Total U.S. Government Sponsored Agency Securities — 39.8% (Cost — $412,768,212)		408,561,789

Total Long-Term Investments — 105.1% (Cost — $1,090,446,407)		1,078,264,249

	Shares
Short-Term Securities — 15.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.27%(h)(i)(j)	161,046,290	161,094,604
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.97%(h)(j)	100,000	100,000

Total Short-Term Securities — 15.7% (Cost — $161,194,603)		161,194,604

Total Investments Before TBA Sale Commitments — 120.8% (Cost — $1,251,641,010)		1,239,458,853

	Par (000)
TBA Sale Commitments — (2.8%)

Mortgage-Backed Securities — (2.8%)
Fannie Mae Mortgage-Backed Securities(g):
3.00%, 10/16/33 - 10/11/48	4,497	(4,423,762)
3.50%, 10/16/33 - 10/11/48	4,446	(4,416,487)
2.50%, 10/11/48	375	(347,095)
4.00%, 10/11/48	1,367	(1,380,350)
5.00%, 10/11/48	500	(524,847)
5.50%, 10/11/48	125	(133,389)
Freddie Mac Mortgage-Backed Securities(g):
2.50%, 10/16/33	75	(72,302)
3.00%, 10/16/33 - 10/11/48	587	(564,433)
3.50%, 10/16/33 - 10/11/48	1,052	(1,056,050)
4.00%, 10/11/48	1,800	(1,817,642)
4.50%, 10/11/48	1,725	(1,780,321)

13

Schedule of Investments (unaudited) (continued) September 30, 2018	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities(g):
2.50%, 10/18/48	$100	$(93,785)
3.00%, 10/18/48	2,775	(2,687,414)
3.50%, 10/18/48	6,300	(6,264,316)
4.00%, 10/18/48	1,079	(1,097,335)
4.50%, 10/18/48	1,003	(1,036,504)
5.50%, 10/18/48	675	(712,494)

Total TBA Sale Commitments — (2.8)% (Proceeds — $28,402,204)		(28,408,526)

Total Investments, Net of TBA Sale Commitments — 118.0% (Cost — $1,223,238,806)		1,211,050,327
Liabilities in Excess of Other Assets — (18.0)%		(184,610,402)

Net Assets — 100.0%		$1,026,439,925

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(f)	Security, or a portion of the security, is on loan.
(g)	Represents or includes a TBA transaction.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of security was purchased with the cash collateral from loaned securities.
(j)

During the period ended September 30, 2018, investments in issuers considered to be affiliate of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 12/31/17	Shares Purchased		Shares Sold	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	79,196,030	81,850,260	(b)	—	161,046,290	$161,094,604	$902,098	(c)	$1,823	$3,819
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—		—	100,000	100,000	1,227		—	—
iShares iBoxx USD High Yield Corporate Bond ETF	300,000	50,000		—	350,000	30,254,000	876,993		—	(236,350)

						$191,448,604	$1,780,318		$1,823	$(232,531)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)

Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

14

Schedule of Investments (unaudited) (continued) September 30, 2018	CoreAlpha Bond Master Portfolio

Currency Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

PLN — Polish Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

ZAR — South African Rand

Portfolio Abbreviations

ETF — Exchange-Traded Fund

GO — General Obligation Bonds

LIBOR — London Interbank Offered Rate

RB — Revenue Bonds

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
10-Year Australian Treasury Bond	362	12/17/18	$33,717	$(162,177)
Long U.S. Treasury Bond	269	12/19/18	37,795	(731,655)
Ultra Long U.S. Treasury Bond	586	12/19/18	90,409	(2,845,653)
Long Gilt Future	42	12/27/18	6,621	(68,756)
5-Year U.S. Treasury Note	12	12/31/18	1,350	(109)

				(3,808,350)

Short Contracts:
Euro BTP	7	12/06/18	1,006	23,691
Euro Bund Futures	97	12/06/18	17,883	157,877
Euro OAT	8	12/06/18	1,403	598
10-Year Canada Bond Future	361	12/18/18	37,066	340,307
10-Year U.S. Treasury Note	243	12/19/18	28,864	(5,535)
10-Year U.S. Ultra Long Treasury Note	192	12/19/18	24,192	453,316
2-Year U.S. Treasury Note	15	12/31/18	3,161	(862)

				969,392

				$(2,838,958)

15

Schedule of Investments (unaudited) (continued) September 30, 2018	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	52,347	GBP	40,000	Bank of America N.A.	12/11/18	$42

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Master Portfolio	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
High Yield Index, Series 30, Version 1	5.00%	Quarterly	06/20/23	USD	11,673	$(930,067)	$(766,200)	$(163,867)
Markit iTraxx XO, Series 30, Version 1	5.00%	Quarterly	12/20/23	EUR	8,014	(1,005,209)	(1,037,351)	32,142

						$(1,935,276)	$(1,803,551)	$(131,725)

Centrally Cleared Interest Rate Swaps

Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date (a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-Month GBP LIBOR, 0.90%	Semi-annual	1.15%	Semi-annual	12/06/18	12/06/20	GBP	33,430	$(56,624)	$3,882	$(60,506)
6-Month GBP LIBOR, 0.90%	Semi-annual	1.15	Semi-annual	12/06/18	12/06/20	GBP	33,670	(59,079)	5,324	(64,403)
3-Month LIBOR, 2.40%	Quarterly	2.92	Semi-annual	12/06/18	12/06/20	USD	177,900	(478,470)	14,406	(492,876)
(0.10)	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	12/06/18	12/06/20	EUR	36,250	39,974	5,385	34,589
(0.10)	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	12/06/18	12/06/20	EUR	35,990	38,328	14,653	23,675
6-Month EURIBOR, (0.27)%	Semi-annual	(0.06)	Annual	12/06/18	12/06/20	EUR	36,100	(7,917)	(2,914)	(5,003)
6-Month GBP LIBOR, 0.90%	Semi-annual	1.20	Semi-annual	12/06/18	12/06/20	GBP	90,660	(24,746)	(22,389)	(2,357)
6-Month EURIBOR, (0.27)%	Semi-annual	(0.06)	Annual	12/06/18	12/06/20	EUR	36,100	(7,917)	(4,970)	(2,947)
6-Month EURIBOR, (0.27)%	Semi-annual	(0.05)	Annual	12/06/18	12/06/20	EUR	43,180	(137)	5,517	(5,654)
2.98	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	12/06/18	12/06/23	USD	53,130	283,121	(102,927)	386,048
0.35	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	12/06/18	12/06/23	EUR	21,340	116,773	(26,566)	143,339
0.33	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	12/06/18	12/06/23	EUR	30,110	194,134	19,492	174,642
1.37	Semi-annual	6-Month GBP LIBOR, 0.90%	Semi-annual	12/06/18	12/06/23	GBP	13,670	98,360	(1,947)	100,307
1.37	Semi-annual	6-Month GBP LIBOR, 0.90%	Semi-annual	12/06/18	12/06/23	GBP	30	203	(34)	237
2.92	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	12/06/18	12/06/23	USD	131,650	1,043,439	37,336	1,006,103

16

Schedule of Investments (unaudited) (continued) September 30, 2018	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date (a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.93	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	12/06/18	12/06/23	USD	36,700	$271,578	$(17,798)	$289,376
0.37	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	12/06/18	12/06/23	EUR	21,840	95,554	(12,904)	108,458
1.37	Semi-annual	6-Month GBP LIBOR, 0.90%	Semi-annual	12/06/18	12/06/23	GBP	13,700	94,552	5,828	88,724
6-Month EURIBOR, (0.27)%	Semi-annual	0.36	Annual	12/06/18	12/06/23	EUR	14,550	(67,680)	(8,801)	(58,879)
6-Month EURIBOR, (0.27)%	Semi-annual	0.38	Annual	12/06/18	12/06/23	EUR	44,020	(175,842)	(11,709)	(164,133)
6-Month EURIBOR, (0.27)%	Semi-annual	0.39	Annual	12/06/18	12/06/23	EUR	14,645	(45,851)	(28,046)	(17,805)
6-Month EURIBOR, (0.27)%	Semi-annual	0.39	Annual	12/06/18	12/06/23	EUR	14,645	(45,851)	(17,639)	(28,212)
6-Month EURIBOR, (0.27)%	Semi-annual	0.38	Annual	12/06/18	12/06/23	EUR	14,540	(54,265)	(26,389)	(27,876)
3.11	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	12/06/18	12/06/23	USD	31,320	(24,582)	639	(25,221)
0.45	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	12/06/18	12/06/23	EUR	14,555	(3,254)	15,113	(18,367)
6-Month EURIBOR, (0.27)%	Semi-annual	0.45	Annual	12/06/18	12/06/23	EUR	8,765	1,959	(8,527)	10,486
1.48	Semi-annual	6-Month GBP LIBOR, 0.90%	Semi-annual	12/06/18	12/06/23	GBP	37,260	(8,571)	26,413	(34,984)
6-Month GBP LIBOR, 0.90%	Semi-annual	1.48	Semi-annual	12/06/18	12/06/23	GBP	16,140	3,713	(11,302)	15,015
0.45	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	12/06/18	12/06/23	EUR	14,555	(3,253)	14,426	(17,679)
6-Month EURIBOR, (0.27)%	Semi-annual	0.45	Annual	12/06/18	12/06/23	EUR	8,765	1,959	(7,771)	9,730
3-Month LIBOR, 2.40%	Quarterly	3.11	Semi-annual	12/06/18	12/06/23	USD	22,290	13,982	(29,532)	43,514
0.47	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	12/06/18	12/06/23	EUR	17,500	(27,798)	(25,425)	(2,373)
MXN 28D TIIE, 8.12%	Monthly	8.19	Monthly	03/20/19	03/13/24	MXN	107,160	64,532	101	64,431
MXN 28D TIIE, 8.12%	Monthly	8.09	Monthly	03/20/19	03/13/24	MXN	51,380	19,956	50	19,906
MXN 28D TIIE, 8.12%	Monthly	8.11	Monthly	03/20/19	03/13/24	MXN	28,930	12,412	28	12,384
3-Month JIBAR, 7.00%	Quarterly	8.33	Quarterly	03/20/19	03/20/24	ZAR	68,770	32,288	92	32,196
6-Month WIBOR, 1.69%	Semi-annual	2.61	Annual	03/20/19	03/20/24	PLN	76,720	(44,173)	375	(44,548)
3-Month CAD BA, 2.02%	Semi-annual	2.69	Semi-annual	03/20/19	03/20/24	CAD	8,650	(28,025)	405	(28,430)

17

Schedule of Investments (unaudited) (continued) September 30, 2018	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date (a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.05	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	03/20/19	03/20/24	USD	25,580	$79,060	$(1,787)	$80,847
0.17	Semi-annual	6-Month JPY LIBOR, 0.02%	Semi-annual	03/20/19	03/20/24	JPY	753,000	5,028	137	4,891
0.47	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	03/20/19	03/20/24	EUR	2,980	10,451	(1,900)	12,351
6-Month GBP LIBOR, 0.90%	Semi-annual	1.46	Semi-annual	03/20/19	03/20/24	GBP	11,330	(44,518)	5,821	(50,339)
0.70	Annual	3-Month STIBOR, (0.34)%	Quarterly	03/20/19	03/20/24	SEK	43,400	21,134	(5,279)	26,413
2.35	Semi-annual	6-Month SIBOR, 1.76%	Semi-annual	03/20/19	03/20/24	SGD	6,140	20,078	82	19,996
2.95	Quarterly	3-Month HIBOR, 2.28%	Quarterly	03/20/19	03/20/24	HKD	23,650	3,328	55	3,273
2.42	Semi-annual	6-Month SIBOR, 1.76%	Semi-annual	03/20/19	03/20/24	SGD	2,660	1,671	35	1,636
2.43	Semi-annual	6-Month SIBOR, 1.76%	Semi-annual	03/20/19	03/20/24	SGD	1,140	425	15	410
3-Month JIBAR, 7.00%	Quarterly	8.41	Quarterly	03/20/19	03/20/24	ZAR	39,260	27,237	48	27,189
3.15	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	03/20/19	03/20/24	USD	1,530	(2,180)	31	(2,211)
2.49	Semi-annual	6-Month SIBOR, 1.76%	Semi-annual	03/20/19	03/20/24	SGD	391	(587)	5	(592)
6-Month WIBOR, 1.69%	Semi-annual	2.63	Annual	03/20/19	03/20/24	PLN	3,190	(918)	16	(934)
3-Month JIBAR, 7.00%	Quarterly	8.19	Quarterly	03/20/19	03/20/24	ZAR	33,760	3,076	43	3,033
2.51	Semi-annual	6-Month SIBOR, 1.76%	Semi-annual	03/20/19	03/20/24	SGD	1,979	(4,659)	26	(4,685)
3.14	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	03/20/19	03/20/24	USD	6,680	(6,148)	136	(6,284)
6-Month WIBOR, 1.69%	Semi-annual	2.68	Annual	03/20/19	03/20/24	PLN	19,330	6,296	96	6,200
6-Month BBR, 2.14%	Semi-annual	2.60	Semi-annual	03/20/19	03/20/24	AUD	5,400	5,513	79	5,434
3-Month LIBOR, 2.40%	Quarterly	3.02	Semi-annual	12/06/18	12/06/28	USD	28,330	(274,724)	105,214	(379,938)
6-Month EURIBOR, (0.27)%	Semi-annual	0.94	Annual	12/06/18	12/06/28	EUR	10,860	(102,258)	29,683	(131,941)
6-Month EURIBOR, (0.27)%	Semi-annual	0.92	Annual	12/06/18	12/06/28	EUR	15,520	(182,180)	(16,258)	(165,922)
1.56	Semi-annual	6-Month GBP LIBOR, 0.90%	Semi-annual	12/06/18	12/06/28	GBP	21,310	299,032	(11,361)	310,393
3-Month LIBOR, 2.40%	Quarterly	2.97	Semi-annual	12/06/18	12/06/28	USD	30,410	(434,632)	(13,287)	(421,345)
3-Month LIBOR, 2.40%	Quarterly	2.98	Semi-annual	12/06/18	12/06/28	USD	40,512	(521,925)	33,254	(555,179)
6-Month EURIBOR, (0.27)%	Semi-annual	0.96	Annual	12/06/18	12/06/28	EUR	57,130	(461,569)	33,287	(494,856)

18

Schedule of Investments (unaudited) (continued) September 30, 2018	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date (a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.96	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	12/06/18	12/06/28	USD	50,950	$772,214	$(7,070)	$779,284
6-Month GBP LIBOR, 0.90%	Semi-annual	1.57	Semi-annual	12/06/18	12/06/28	GBP	14,300	(189,443)	(15,331)	(174,112)
0.96	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	12/06/18	12/06/28	EUR	7,530	58,720	14,076	44,644
6-Month EURIBOR (0.27)%	Semi-annual	0.93	Annual	12/06/18	12/06/28	EUR	7,550	(79,564)	(35,475)	(44,089)
0.98	Annual	6-Month EURIBOR (0.27)%	Semi-annual	12/06/18	12/06/28	EUR	7,480	42,234	5,308	36,926
1.00	Annual	6-Month EURIBOR (0.27)%	Semi-annual	12/06/18	12/06/28	EUR	15,330	55,732	60,896	(5,164)
1.02	Annual	6-Month EURIBOR (0.27)%	Semi-annual	12/06/18	12/06/28	EUR	7,520	11,012	14,549	(3,537)
1.00	Annual	6-Month EURIBOR (0.27)%	Semi-annual	12/06/18	12/06/28	EUR	7,590	27,594	18,701	8,893
6-Month EURIBOR (0.27)%	Semi-annual	1.04	Annual	12/06/18	12/06/28	EUR	10,690	8,834	290	8,544
3-Month LIBOR, 2.40%	Quarterly	3.15	Semi-annual	12/06/18	12/06/28	USD	17,390	27,134	402	26,732
6-Month EURIBOR, (0.27)%	Semi-annual	1.01	Annual	12/06/18	12/06/28	EUR	3,760	(7,255)	(22,040)	14,785
1.05	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	12/06/18	12/06/28	EUR	8,985	(19,021)	16,656	(35,677)
6-Month EURIBOR, (0.27)%	Semi-annual	1.01	Annual	12/06/18	12/06/28	EUR	3,760	(7,255)	(21,459)	14,204
1.05	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	12/06/18	12/06/28	EUR	8,985	(19,020)	15,951	(34,971)
3-Month LIBOR, 2.40%	Quarterly	3.15	Semi-annual	12/06/18	12/06/28	USD	5,950	8,790	(13,336)	22,126
3.15	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	12/06/18	12/06/28	USD	11,910	(17,595)	27,009	(44,604)
6-Month GBP LIBOR, 0.90%	Semi-annual	1.64	Semi-annual	12/06/18	12/06/48	GBP	5,410	(188,882)	(1,190)	(187,692)
3.01	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	12/06/18	12/06/48	USD	9,350	225,826	(23,834)	249,660
1.51	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	12/06/18	12/06/48	EUR	17,860	191,754	9,941	181,813
3-Month LIBOR, 2.40%	Quarterly	2.98	Semi-annual	12/06/18	12/06/48	USD	22,310	(670,237)	447	(670,684)
1.65	Semi-annual	6-Month GBP LIBOR, 0.90%	Semi-annual	12/06/18	12/06/48	GBP	2,730	87,685	10,365	77,320
1.50	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	12/06/18	12/06/48	EUR	2,920	45,559	39,612	5,947
1.54	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	12/06/18	12/06/48	EUR	3,280	4,860	3,750	1,110

19

Schedule of Investments (unaudited) (continued) September 30, 2018	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Master Portfolio		Received by the Master Portfolio			Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Effective Date (a)
6-Month EURIBOR, (0.27)%	Semi-annual	1.56	Annual	12/06/18	12/06/48	EUR	3,030	$7,162	$(22,058)	$29,220
1.58	Annual	6-Month EURIBOR, (0.27)%	Semi-annual	12/06/18	12/06/48	EUR	4,290	(38,606)	166	(38,772)
6-Month EURIBOR, (0.27)%	Semi-annual	1.59	Annual	12/06/18	12/06/48	EUR	1,775	20,961	(2,148)	23,109
6-Month EURIBOR, (0.27)%	Semi-annual	1.59	Annual	12/06/18	12/06/48	EUR	1,775	20,961	(1,188)	22,149
3.14	Semi-annual	3-Month LIBOR, 2.40%	Quarterly	12/06/18	12/06/48	USD	2,460	(7,347)	13,361	(20,708)

								$81,620	$46,417	$35,203

(a)	Forward swap.

OTC Interest Rate Swaps

Paid by the Master Portfolio		Received by the Master Portfolio			Effective Date (a)	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Counterparty
1.98%	Quarterly	3-Month KRW CDC, 1.71%	Quarterly	Deutsche Bank AG	03/20/19	03/20/24	KRW	2,007,188	$8,420	$—	$8,420
1.98	Quarterly	3-Month KRW CDC, 1.71%	Quarterly	Goldman Sachs International	03/20/19	03/20/24	KRW	5,746,053	24,472	—	24,472
2.03	Quarterly	3-Month KRW CDC, 1.71%	Quarterly	Deutsche Bank AG	03/20/19	03/20/24	KRW	3,016,177	6,446	—	6,446
2.03	Quarterly	3-Month KRW CDC, 1.71%	Quarterly	Citibank N.A.	03/20/19	03/20/24	KRW	1,501,386	3,368	—	3,368
2.04	Quarterly	3-Month KRW CDC, 1.71%	Quarterly	Bank of America N.A.	03/20/19	03/20/24	KRW	1,853,139	2,781	—	2,781
2.05	Quarterly	3-Month KRW CDC, 1.71%	Quarterly	Deutsche Bank AG	03/20/19	03/20/24	KRW	2,007,568	2,728	—	2,728
2.13	Quarterly	3-Month KRW CDC, 1.71%	Quarterly	Deutsche Bank AG	03/20/19	03/20/24	KRW	3,906,315	(8,644)	—	(8,644)
2.14	Quarterly	3-Month KRW CDC, 1.71%	Quarterly	Deutsche Bank AG	03/20/19	03/20/24	KRW	3,906,315	(9,472)	—	(9,472)
2.15	Quarterly	3-Month KRW CDC, 1.71%	Quarterly	Citibank N.A.	03/20/19	03/20/24	KRW	2,750,670	(7,802)	—	(7,802)
2.15	Quarterly	3-Month KRW CDC, 1.71%	Quarterly	Citibank N.A.	03/20/19	03/20/24	KRW	5,806,210	(16,543)	—	(16,543)

									$5,754	$—	$5,754

(a)	Forward swap.

20

Schedule of Investments (unaudited) (continued) September 30, 2018	CoreAlpha Bond Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2018, the following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$151,149,177	$1,694,590	$152,843,767
Corporate Bonds	—	425,948,217	—	425,948,217
Foreign Agency Obligations	—	6,012,014	—	6,012,014
Investment Companies	30,254,000	—	—	30,254,000
Municipal Bonds	—	3,402,540	—	3,402,540
Non-Agency Mortgage-Backed Securities	—	51,241,922	—	51,241,922
U.S. Government Sponsored Agency Securities	—	408,561,789	—	408,561,789
Short-Term Securities	161,194,604	—	—	161,194,604
Liabilities:
Investments:
TBA Sale Commitments	—	(28,408,526)	—	(28,408,526)

	$191,448,604	$1,017,907,133	$1,694,590	$1,211,050,327

Derivative Financial Instruments(a)
Assets:
Credit contracts	$—	$32,142	$—	$32,142
Foreign currency exchange contracts	—	42	—	42
Interest rate contracts	975,789	4,659,907	—	5,635,696

21

Schedule of Investments (unaudited) (continued) September 30, 2018	CoreAlpha Bond Master Portfolio

	Level 1	Level 2	Level 3	Total
Liabilities:
Credit contracts	$—	$(163,867)	$—	$(163,867)
Interest rate contracts	(3,814,747)	(4,618,950)	—	(8,433,697)

	$(2,838,958)	$(90,726)	$—	$(2,929,684)

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2018, there were no transfers between levels.

22

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds VI and Master Investment Portfolio II

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Funds VI and Master Investment Portfolio II

Date:	November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Funds VI and Master Investment Portfolio II

Date:	November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Funds VI and Master Investment Portfolio II

Date:	November 19, 2018